Restructuring and Other Charges - Roll Forward of Restructuring Reserve (Detail) - Employee Severance $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Restructuring Reserve [Roll Forward]
Restructuring Reserve, beginning balance	$ 15
Expenses	49
Cash Payments	(41)
Impact of Exchange Rates	2
Restructuring Reserve, ending balance	$ 25